Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Short-term loan facility:

On April 25, 2025, the Company entered into an agreement to provide a $2,000 short-term loan facility to United Maritime Corporation (“United”). The facility bore interest of 10.0% per annum and was fully repaid on June 17, 2025, shortly after the completion of a vessel sale by United. The resulting interest income of $48 is presented in “Interest income - related party” in the accompanying consolidated statements of income.

Management Agreements:

Master Management Agreement

On July 5, 2022, Seanergy entered into a master management agreement with United for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management. In consideration of Seanergy providing such services, United pays a fixed administration fee of $0.3 per vessel per day to Seanergy. The initial term of the master management agreement with United expired on December 31, 2024, and, pursuant to its terms, has since been automatically extended for successive 12-month periods. The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable.

Technical Management Agreement

In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling. On July 19, 2024, the technical management of one of United’s vessel with Seanergy Shipmanagement was terminated due to her sale and on September 10, 2024 and February 4, 2025, Seanergy Shipmanagement undertook the technical management of two United vessels. Between June 10, 2025 and September 16, 2025, the technical management of two of United’s vessels with Seanergy Shipmanagement was terminated due to their sales. As of December 31, 2025, Seanergy Shipmanagement earns a fixed management fee of $14 per month for the aforesaid services for four United vessels.
Commercial Management Agreement

Effective as of April 1, 2023, Seanergy Management has entered into a commercial management agreement with United’s subsidiary, United Management Corp. (“United Management”) pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United agreed to pay Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf, but not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction.

Right of First Refusal Agreement

On July 5, 2022, Seanergy entered into a Right of First Refusal Agreement with United. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any Capesize vessel transfers, assignments, sales or other dispositions by the Company. United exercised such right with respect to the sale of the Goodship and the Tradership (Note 6). Both vessels were delivered to United in February 2023. As of December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $8,094 was recognized and is presented as “Gain on sale of vessels, net – related party” in the consolidated statements of income (Note 6).

During the years ended December 31, 2025, 2024 and 2023, fees charged from Seanergy to United in relation to the above-mentioned services amounted to $2,580, $2,578 and $3,198, respectively, and are presented in “Fees from related parties” in the consolidated statements of income.
As of December 31, 2025 and 2024, balance due from United amounted to $9,100 and $7,271, respectively, and is included in “Due from related parties” in the accompanying consolidated balance sheets.